Significant accounting policies: (Details 2) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Office and other equipment
Depreciation, depletion and amortization	$ 691,853				$ 953,489					$ 4,410,420	$ 11,962,542	$ 9,508,063
Full cost method of accounting for oil and gas properties
Discount rate (as a percent)	10.00%	10.00%								10.00%
Impairment charge										0	0	0
Gain or loss on sales of proved and unproved properties										0
Depletion of producing oil and gas properties										3,244,887	6,086,383	3,703,185
Oil and gas revenues
Maximum period for collection of revenues (in days)										60 days
Minimum period for settlement of accounts receivable (in days)										30 days
Maximum period for settlement of accounts receivable (in days)										60 days
Decrease in differences between sales and production volumes from previous fiscal year (as a percent)										49.00%
Increase in differences between sales and production volumes from previous fiscal year (as a percent)											13.00%
Earnings (loss) per common share
Dilutive securities outstanding (in shares)										0	0	0
Weighted average common shares outstanding (in shares)	77,431,832	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,263,381	77,009,351	76,048,925
[OfficeAndOtherEquipmentMember]
Office and other equipment
Depreciation, depletion and amortization										$ 3,372	$ 4,146	$ 4,070
[OfficeAndOtherEquipmentMember] | [MinimumMember]
Office and other equipment
Estimated useful life										5 years
[OfficeAndOtherEquipmentMember] | [MaximumMember]
Office and other equipment
Estimated useful life										7 years